Income Taxes - Components of Deferred Tax Assets and Liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 95	$ 81
Capital loss carryforward	27	0
Pension/employee benefits	26	20
State taxes, net of federal	19	20
Net operating losses and tax attributes	16	19
Joint venture	8	0
Legal and warranty reserve	6	9
Deferred insurance commissions	5	3
Payment protection insurance liability	2	5
Other	8	5
Total	212	162
Deferred tax liabilities:
Debt writedown	150	194
Impact of tax accounting method change	76	0
Discount - debt exchange	20	23
Deferred Tax Liabilities, Mark to Market	21	51
Insurance reserves	15	10
Other intangible assets	5	7
Other	0	5
Total	287	295
Deferred Tax Assets, Liabilities Gross	(75)	(133)
Valuation allowance	(38)	(44)
Net deferred tax liabilities	$ (113)	$ (177)